GAIN ON FORECLOSURES (Details) (Foreclosure [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Mar. 14, 2012 RRE Crestwood Holdings, LLC [Member]	May 25, 2012 RRE Heatherwood Holdings, LLC [Member]	May 31, 2012 RRE Heatherwood Holdings, LLC [Member]	Dec. 31, 2012 RRE Heatherwood Holdings, LLC [Member]	Feb. 19, 2013 Subsequent Event [Member] RRE Cannery Holdings, LLC [Member]	Jan. 10, 2013 Subsequent Event [Member] RRE Campus Club Holdings, LLC [Member]
Gain On Foreclosure [Line Items]
Proceeds from guarantor	$ 346
Fair value of the property exceeding carrying value				248	2,000	688
Net insurance proceeds receivable		625
Adjustment to security deposits			14		99
Additional payment in satisfaction of a settlement					$ 306